Corporate Information (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Information [Abstract]
Percentage of equity interest in subsidiaries	100.00%
Cash and cash equivalents		¥ 7,574,000	¥ 5,425,000	¥ 59,045,000	¥ 25,719,000
Net loss		(65,805,000)	(896,907,000)	(59,617,000)
Cash outflows for continuing operations		2,149,000
Working capital		¥ 20,000,000
Impact of COVID-19 pandemic			¥ 115,115,000	¥ 295,897,000